Shareholders' Equity - Consolidated and Largest Bank Subsidiary Capital Ratios (Detail)	Dec. 31, 2013		Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital to risk-weighted assets ratio (percent)	16.20%	[1]	15.00%	[1]
Total capital to risk-weighted assets ratio (percent)	17.00%	[1]	16.30%	[1]
Leverage (percent)	5.40%	[1]	5.30%	[1]
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital to risk-weighted assets ratio (percent)	14.60%	[1]	14.00%	[1]
Total capital to risk-weighted assets ratio (percent)	15.10%	[1]	14.60%	[1]
Leverage (percent)	5.30%	[1]	5.40%	[1]

[1]	Determined under Basel I rules. Includes full capital credit for certain capital instruments outstanding at Dec. 31, 2013. A phase-out of non-qualifying instruments began on Jan. 1, 2014. For BNY Mellon to qualify as “well capitalized,” its Basel I Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its Basel I Tier 1, Total and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively